Notes Payable	12 Months Ended
Dec. 31, 2014
Notes Payable

6. Notes Payable

Araxes Convertible Note

On October 8, 2014, the Company entered into a Note Purchase Agreement and Convertible Promissory Note with its affiliated company Araxes Pharma LLC (“Araxes”) under which Araxes provided a $2,000,000 loan in the form of a convertible promissory note. The note contains interest computed at a rate of 8%, compounded annually, with a maturity date of the earliest to occur of: (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. Interest is due and payable on the maturity date. Prepayment of principal or interest is not allowed on the note without the prior written consent of Araxes. The note is automatically converted into such class of stock of the Company issued upon the completion of a qualified initial public offering (“IPO”) or upon the completion of a qualified financing, as defined in the agreement, in an amount equal to the total unpaid principal and interest divided by the price per share offered to the public in the qualified IPO or the price per share of the equity securities paid by other investors in a qualified financing. The Convertible Promissory Note contains customary events of default, and is recorded at its redemption amount, or at cost, within notes payable- related party, current on the Company’s Balance Sheet.

Araxes Asset Purchase Agreement – Convertible Note

As consideration for the patents acquired under the Araxes Asset Purchase agreement entered into on December 23, 2014 (described further in Note 7), Araxes issued a convertible promissory note equal to the purchase price of the patent rights of $500,000. The note contains interest computed at a rate of 8% with a maturity date of the earliest to occur: (i) of May 31, 2016 (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. The note may not be prepaid. The note will automatically convert into such class of stock of the Company issued upon the completion of a qualified equity financing at the lowest per share price offered in the round. The Convertible Promissory Note contains customary events of default, and is recorded at its redemption amount within notes payable-related party, noncurrent on the Company’s Balance Sheet.

Total notes payable and unamortized discount balances are as follows:

December 31, 2014
Face value of convertible notes	$2,500,000
Accrued interest	36,483
Debt issuance costs associated with fair value of derivative	(7,500)

Total	$2,528,983
Less: current portion	(2,035,565)

Total convertible notes, long-term	$493,418